Pension and other post-retirement benefits- Change in Plan Assets (Details) - Private Equity Funds $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, end of year	$ 7,745
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	0
Contributions into funds	6,726
Unrealized gains	1,188
Distributions	$ (169)